Document And Entity Information	Mar. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 23, 2022
Entity Registrant Name	Velocity Financial, Inc.
Entity Central Index Key	0001692376
Entity Emerging Growth Company	false
Entity File Number	001-39183
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-0659719
Entity Address, Address Line One	30699 Russell Ranch Road, Suite 295
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91362
City Area Code	(818)
Local Phone Number	532-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	VEL
Security Exchange Name	NYSE